Investments in Available-For-Sale Securities	12 Months Ended
Dec. 31, 2015
INVESTMENTS IN AVAILABLE-FOR-SALE SECURITIES [Abstract]
INVESTMENTS IN AVAILABLE-FOR-SALE SECURITIES
NOTE 22: INVESTMENTS IN AVAILABLE-FOR-SALE SECURITIES

During the year ended December 31, 2013, the Company received shares of Korea Line Corporation (“KLC”), and during the year ended December 31, 2015, the Company received shares of Pan Ocean Co.Ltd (“STX”) as partial compensation for the claims filed under the Korean court for all unpaid amounts in respect of the employment of the Company's vessels. The shares were valued at fair value upon the day of issuance. As of December 31, 2015 and 2014, the Company retained a total of 344,649 and 314,077 KLC and STX shares, respectively.

The shares received from KLC and STX were accounted for under the guidance for available-for-sale securities (the “AFS Securities”). The Company has no other types of available-for-sale securities.

As of December 31, 2015 and 2014, the carrying amount of the available-for-sale securities related to KLC and STX was $5,173 and $6,701, respectively. The unrealized holding losses related to these AFS Securities included in “Accumulated other comprehensive loss” were $445, $578 and $11,172 as of December 31, 2015, 2014 and 2013, respectively. As of September 30, 2015 and June 30, 2014, the Company considered the decline in fair value of the KLC shares as “other-than-temporary” and therefore, recognized a loss out of accumulated other comprehensive income /(loss) of $1,783 and $11,553, respectively. The respective loss was included within the caption “Other expense” in the accompanying consolidated statement of comprehensive (loss)/ income/. There were no OTTI losses recognized during the year ended December 31, 2013.